Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2024
Registrant Name	dei_EntityRegistrantName	EA Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001592900
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 07, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jan. 07, 2025
Prospectus Date	rr_ProspectusDate	Dec. 04, 2024